Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 36,942	$ 3,732	$ 1,034
Accounts receivable	3,848	1,968	16,008
Total Current Assets	40,789	5,700	17,042
PROPERTY AND EQUIPMENT, net	7,027	8,427	5,000
INVENTORY	5,523	723
TOTAL ASSETS	53,339	14,850	22,042
CURRENT LIABILITIES:
Accounts payable	120,579	107,438	100,513
Credit cards payable	18,557	17,187	46,262
Notes payable	149,354	189,179	260,695
Derivative liability	186,912	111,111
Other liabilities	8,845	20,746	36,599
Total Current Liabilities	484,247	445,661	444,069
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value, 50,000,000 shares authorized, 991,618 and 911,618 shares issued and outstanding, respectively	992	912	286
Common stock, $0.001 par value, 1,000,000,000 shares authorized, 414,024,625 and 291,617,428 shares issued and outstanding, respectively	414,024	291,617	187,244
Capital in excess of par value	2,006,128	1,907,365	1,414,898
Retained earnings (Deficit)	(2,815,560)	(2,612,390)	(2,024,455)
Noncontrolling interest	(36,493)	(18,315)
Total Stockholders' (Deficit)	(430,908)	(430,811)	(422,027)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 53,339	$ 14,850	$ 22,042